Prepayments and Oher Receivables, Net - Schedule of Prepayments and Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Deposits	¥ 35,797		¥ 26,880
Customer deposits	73,861		232,500
Account receivables	150,621		17,228
Advance to suppliers (2)	73,475		297,383
VAT recoverables	99,547		75,885
Others	52,345		65,924
Cash advanced to staff	39,130		33,992
Deferred cost (3)	87,065		91,245
Less: allowance for credit losses	(2,358)		(935)
Impairment losses on deferred cost	(70,406)
Total	¥ 539,077	$ 78,159	¥ 840,102